Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	March 31, 2024	March 31, 2023
Concentrate inventory	$1,525	$2,556
Stockpile	2,176	1,234
Material and supplies	3,694	4,553
	$7,395	$8,343